Accounts Receivables (Details) - Schedule of the Activity in the Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Schedule of the Activity in the Allowance for Doubtful Accounts [Abstract]
Balance at beginning of year	$ 145,664	$ 18,458
Provision	261,301	143,003	$ 37,591
Charge-offs
Recoveries
Effect of translation adjustment	(9,551)	(15,797)
Balance at end	$ 397,414	$ 145,664	$ 18,458